Note 48 - Other Information	6 Months Ended
Jun. 30, 2018
Other Information
Other information

Other information

Dividends paid

The table below presents the dividends per share paid in cash as of June 30, 2018 and 2017 (cash basis dividend, regardless of the year in which they were accrued), but without including other shareholder remuneration, such as the “Dividend Option”.

Dividends Paid ("Dividend Option" not included)
	June 2018			June 2017
	% Over Nominal	Euros per Share	Amount (Millions of Euros)	% Over Nominal	Euros per Share	Amount (Millions of Euros)
Ordinary shares	30.61%	0.15	1,000	16.33%	0.08	525
Total dividends paid in cash	30.61%	0.15	1,000	16.33%	0.08	525
Dividends with charge to income	30.61%	0.15	1,000	16.33%	0.08	525

Ordinary earnings by operating segment

The detail of the consolidated profit for each operating segment is as follows as of June 30, 2018 and 2017:

Profit Attributable by Operating Segments
	Notes	June 2018	June 2017
Banking Activity in Spain		793	665
Non Core Real Estate		(36)	(186)
United States		387	284
Mexico		1,208	1,094
Turkey		373	374
South America		452	404
Rest of Eurasia		58	73
Subtotal operating segments		3,235	2,708
Corporate Center		(586)	(402)
Profit attributable to parent company		2,649	2,306
Other gains (losses) (*)	28	581	607
Income tax and/or profit from discontinued operations		1,213	1,120
Operating profit before tax		4,443	4,033

(*) Profit attributable to non-controlling interests.

Interest income by geographical area

The breakdown of the balance of “Interest Income” in the accompanying consolidated income statements by geographical area is as follows:

Interest Income. Breakdown by geographical area (Millions of euros)
	Notes	June 2018	June 2017
Domestic		2,443	2,575
Foreign		12,064	11,730
European Union		247	251
Other OECD countries		9,619	9,175
Other countries		2,198	2,304
Total	32.1	14,507	14,305
Of which BBVA, S.A.:
Domestic		2,174	2,238
Foreign		180	182
European Union		66	79
Other OECD countries		63	54
Other countries		51	49
Total		2,354	2,420